1
Portfolio of Investments September 30, 2025
DIAX
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.6%
588502961 COMMON STOCKS - 99.0% 588502961
BANKS - 4.1%
77,966 JPMorgan Chase & Co $ 24,592,815
TOTAL BANKS 24,592,815
CAPITAL GOODS - 13.9%
77,966 3M Co 12,098,764
77,966 (a),(b) Boeing Co/The 16,827,402
77,966 (a) Caterpillar Inc 37,201,477
77,966 Honeywell International Inc 16,411,843
TOTAL CAPITAL GOODS 82,539,486
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.2%
77,966 (a),(b) Amazon.com Inc 17,118,995
77,966 Home Depot Inc/The 31,591,043
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 48,710,038
CONSUMER DURABLES & APPAREL - 0.9%
77,966 NIKE Inc, Class B 5,436,569
TOTAL CONSUMER DURABLES & APPAREL 5,436,569
CONSUMER SERVICES - 4.0%
77,966 McDonald's Corp 23,693,088
TOTAL CONSUMER SERVICES 23,693,088
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.4%
77,966 Walmart Inc 8,035,176
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 8,035,176
ENERGY - 2.0%
77,966 Chevron Corp 12,107,340
TOTAL ENERGY 12,107,340
FINANCIAL SERVICES - 19.3%
77,966 (a) American Express Co 25,897,187
77,966 (a) Goldman Sachs Group Inc/The 62,088,224
77,966 Visa Inc, Class A 26,616,033
TOTAL FINANCIAL SERVICES 114,601,444
FOOD, BEVERAGE & TOBACCO - 0.9%
77,966 Coca-Cola Co/The 5,170,705
TOTAL FOOD, BEVERAGE & TOBACCO 5,170,705
HEALTH CARE EQUIPMENT & SERVICES - 4.5%
77,966 UnitedHealth Group Inc 26,921,660
TOTAL HEALTH CARE EQUIPMENT & SERVICES 26,921,660
HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
77,966 Procter & Gamble Co/The 11,979,476
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 11,979,476
INSURANCE - 3.7%
77,966 Travelers Cos Inc/The 21,769,667
TOTAL INSURANCE 21,769,667
MATERIALS - 4.5%
77,966 Sherwin-Williams Co/The 26,996,507
TOTAL MATERIALS 26,996,507
MEDIA & ENTERTAINMENT - 1.5%
77,966 Walt Disney Co/The 8,927,107
TOTAL MEDIA & ENTERTAINMENT 8,927,107
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
77,966 (a) Amgen Inc 22,002,005
77,966 Johnson & Johnson 14,456,456
77,966 Merck & Co Inc 6,543,686
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 43,002,147
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
77,966 NVIDIA Corp 14,546,896
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 14,546,896

Portfolio of Investments September 30, 2025
(continued)
DIAX
2
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Investments in Derivatives
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES - 13.6%
77,966 International Business Machines Corp $ 21,998,886
77,966 Microsoft Corp 40,382,490
77,966 Salesforce Inc 18,477,942
TOTAL SOFTWARE & SERVICES 80,859,318
TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
77,966 (a) Apple Inc 19,852,482
77,966 Cisco Systems Inc 5,334,434
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 25,186,916
TELECOMMUNICATION SERVICES - 0.6%
77,966 Verizon Communications Inc 3,426,606
TOTAL TELECOMMUNICATION SERVICES 3,426,606
TOTAL COMMON STOCKS
(Cost $198,301,804) 588,502,961
SHARES DESCRIPTION VALUE
9,320,028 EXCHANGE-TRADED FUNDS - 1.6% 9,320,028
28,400 Vanguard Total Stock Market ETF 9,320,028
TOTAL EXCHANGE-TRADED FUNDS
(Cost $7,861,999) 9,320,028
TYPE DESCRIPTION(c)
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT(d)
EXERCISE
PRICE
EXPIRATION
DATE VALUE
OPTIONS PURCHASED - 0.0%
Put S&P 500 Index 20 $ 10,000,000 $ 5,000 10/17/25 1,100
TOTAL OPTIONS PURCHASED
(Cost $8,447) 20 $ 10,000,000 1,100
TOTAL LONG-TERM INVESTMENTS
(Cost $206,172,250) 597,824,089
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.0%
12,139,092 REPURCHASE AGREEMENTS - 2.0% 12,139,092
$ 12,139,092 (e) Fixed Income Clearing Corporation 1 .260% 10/01/25 12,139,092
TOTAL REPURCHASE AGREEMENTS
(Cost $12,139,092) 12,139,092
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,139,092) 12,139,092
TOTAL INVESTMENTS - 102.6%
(Cost $218,311,342) 609,963,181
OTHER ASSETS & LIABILITIES, NET -  (2.6)% (15,700,396)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 594,262,785
ETF Exchange-Traded Fund
S&P Standard & Poor's
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Exchange-traded, unless otherwise noted.
(d) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(e) Agreement with Fixed Income Clearing Corporation, 1.260% dated 9/30/25 to be repurchased at $12,139,517 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 7/15/33, valued at $12,381,912.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Options Written
Type Description(a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call S&P 500 Index (355) $ (235,897,500) $ 6,645 10/17/25 $ (3,617,450)
Call S&P 500 Index (75) (50,250,000) 6,700 10/17/25 (493,500)
Call S&P 500 Index (70) (47,250,000) 6,750 10/31/25 (531,650)
Call S&P 500 Index (20) (13,700,000) 6,850 10/31/25 (69,900)
Total Options Written (premiums received $4,539,622) (520) $(347,097,500) $(4,712,500)
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
DIAX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 588,502,961 $ – $ – $ 588,502,961
Exchange-Traded Funds 9,320,028 – – 9,320,028
Options Purchased 1,100 – – 1,100
Short-Term Investments:
Repurchase Agreements – 12,139,092 – 12,139,092
Investments in Derivatives:
Options Written (4,712,500) – – (4,712,500)
Total $ 593,111,589 $ 12,139,092 $ – $ 605,250,681